The following documents are hereby incorporated by reference:

  The Semi-Annual Report of the Fidelity Variable Insurance Products Fund
  (VIP), the Fidelity Variable Insurance Products Fund II (VIPII) and the Fidelity Insurance Variable Insurance Products Fund III (VIPIII) dated June 30, 1999, filed with the Commission on August 25, 1999
  VIP, VIPII and VIPIII: 0000917951-99-000007.

  The Semi-Annual Reports of American Century Variable Portfolios dated June 30, 1999, filed with the Commission on August 27, 1999
  (0000814680-99-000008).

  The Semi-Annual Reports of MFS Variable Insurance Trust dated June 30, 1999, filed with the Commission on August 09, 1999
        MFS Growth with Income Series (0000950156-99-000514) MFS Emerging Growth Series (0000950156-99-000512)
        MFS New Discovery Series (0000950156-99-000515)
        MFS Research Series (0000950156-99-000513).

  The Semi-Annual Reports of Lord,Abbett & Co. dated June 30, 1999, filed with the Commission on September 13, 1999 (0000855396-99-000014).